Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Raw materials	₽ 14,980	₽ 15,050
Work in progress	8,681	6,990
Finished goods and goods for resale	19,762	15,950
Total inventories at the lower of cost and net realisable value	₽ 43,423	₽ 37,990